Summarized Financial Information of Citizens Holding Company - Summarized Income Statement Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other income
Other income		$ 2,159,407	$ 2,118,435	$ 1,554,454
Total non-interest income		8,327,709	8,162,504	7,816,102
Other expense		7,070,516	8,033,654	7,220,876
Income tax benefit		2,479,034	1,828,091	1,769,903
Net income		7,588,901	7,449,759	7,149,860
Citizens Holding Company
Condensed Financial Statements, Captions [Line Items]
Interest income	[1]	1,896	2,140	2,140
Other income
Dividends from bank subsidiary	[1]	5,568,900	4,371,900	4,332,000
Equity in undistributed earnings of bank subsidiary	[1]	2,191,684	3,241,870	2,898,509
Other income			1,676
Total non-interest income		7,762,480	7,615,446	7,230,509
Other expense		275,744	263,598	136,317
Income before income taxes		7,486,736	7,351,848	7,096,332
Income tax benefit		(102,165)	(97,610)	(53,528)
Net income		$ 7,588,901	$ 7,449,759	$ 7,149,860

[1]	Eliminates in consolidation.